Summary of Significant Accounting Policies (Details) - Schedule of contract liabilities consist of deferred revenue - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Contract Liabilities Consist Of Deferred Revenue Abstract
Balance at beginning of period	$ 216,142
Service fees collected	224,435	1,377,349
Refunded	(152,888)
Service revenue earned	(267,874)	(1,176,515)	(86,689)
Exchange realignment	(19,815)	15,308	(447)
Balance at end of period		$ 216,142